Restructuring (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
2014 Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 37,100,000	$ 0
Restructuring accruals	14,620,000	4,111,000
2014 Restructuring | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges	26,400,000
2014 Restructuring | Sales and marketing
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2,400,000
2014 Restructuring | General, administrative, restructuring, integration, and other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	8,300,000
2014 Restructuring | Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring charges	6,400,000
2014 Restructuring | Fixed Asset Abandonment Charges
Restructuring Cost and Reserve [Line Items]
Restructuring charges	19,600,000
2014 Restructuring | Intangible Asset Abandonment Charges
Restructuring Cost and Reserve [Line Items]
Restructuring charges	8,700,000
2014 Restructuring | Personnel Related
Restructuring Cost and Reserve [Line Items]
Restructuring accruals	6,341,000	469,000
2014 Restructuring | Contract and Other Costs
Restructuring Cost and Reserve [Line Items]
Restructuring accruals	652,000	214,000
2014 Restructuring | Contract Termination
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2,400,000
2011 Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring accruals	726,000	0	$ 10,606,000
2011 Restructuring | Personnel Related
Restructuring Cost and Reserve [Line Items]
Restructuring accruals	726,000	0	9,782,000
2011 Restructuring | Contract and Other Costs
Restructuring Cost and Reserve [Line Items]
Restructuring accruals	0	0	$ 511,000
2011 and 2014 Restructuring
Restructuring Cost and Reserve [Line Items]
Cumulative restructuring costs		234,600,000
2011 and 2014 Restructuring | Cost of sales
Restructuring Cost and Reserve [Line Items]
Cumulative restructuring costs		46,100,000
2011 and 2014 Restructuring | General, administrative, restructuring, integration, and other
Restructuring Cost and Reserve [Line Items]
Cumulative restructuring costs		188,500,000
2011 and 2014 Restructuring | Personnel Related
Restructuring Cost and Reserve [Line Items]
Cumulative restructuring costs		56,400,000
2011 and 2014 Restructuring | Asset Impairment
Restructuring Cost and Reserve [Line Items]
Cumulative restructuring costs		97,700,000
2011 and 2014 Restructuring | Contract and Other Costs
Restructuring Cost and Reserve [Line Items]
Cumulative restructuring costs		80,500,000
Accrued liabilities | 2014 Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring accruals	12,100,000	$ 4,100,000
Other noncurrent liabilities | 2014 Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring accruals	$ 2,600,000